Common Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Common Stock Warrants
Common Stock Warrants

12)    Common Stock Warrants

Upon the consummation of the Merger as disclosed in Note 1, Neurotrope warrants issued and outstanding as of December 1, 2020, were converted into equivalent warrants to purchase common stock of Petros and were adjusted to give effect to the Exchange Ratio set forth in the Merger Agreement. The following is a summary of warrants for the three months ended September 30, 2021:

Number of Shares
Warrants outstanding at December 31, 2020	4,407,962
Warrants issued	—
Warrants exercised	—
Warrants outstanding at September 30, 2021	4,407,962

As of September 30, 2021, the Company’s warrants by expiration date were as follows:

Number of Warrants	Exercise Price	Expiration Date
76,569	$32.00	November 17, 2021
131,344	64.00	November 17, 2021
2,780	1.60	August 23, 2023
18,000	35.65	June 1, 2024
4,800	35.60	June 5, 2024
74,864	21.85	June 17, 2024
20,043	31.25	June 19, 2024
22,800	26.55	September 1, 2024
10,500	12.74	September 16, 2024
22,800	4.30	December 1, 2024
28,000	5.65	March 2, 2025
28,000	7.30	June 1, 2025
28,000	5.50	September 1, 2025
28,000	4.71	December 1, 2025
2,221,829	7.50	December 1, 2025
908,498	17.50	December 1, 2025
623,303	51.25	December 1, 2025
157,832	125.00	December 1, 2025
4,407,962

12)    Common Stock Warrants

Upon the consummation of the Merger as disclosed in Note 1, Neurotrope warrants issued and outstanding as of December 1, 2020 were converted into equivalent warrants to purchase common stock of Petros and were adjusted to give effect to the Exchange Ratio set forth in the Merger Agreement. The following is a summary of warrants for the period from December 1, 2020 through December 31, 2020:

Number of Shares
Warrants outstanding at December 1, 2020	4,407,962
Warrants issued	—
Warrants exercised	—
Warrants outstanding at December 31, 2020	4,407,962

As of December 31, 2020, the Company’s warrants by expiration date were as follows:

Number of Warrants	Exercise Price	Expiration Date
76,569	$32.00	November 17, 2021
131,344	64.00	November 17, 2021
2,780	1.60	August 23, 2023
18,000	35.65	June 1, 2024
4,800	35.60	June 5, 2024
74,864	21.85	June 17, 2024
20,043	31.25	June 19, 2024
22,800	26.55	September 1, 2024
10,500	12.7382	September 16, 2024
22,800	4.30	December 1, 2024
28,000	5.65	March 2, 2025
28,000	7.30	June 1, 2025
28,000	5.50	September 1, 2025
28,000	4.71	December 1, 2025
2,221,829	7.50	December 1, 2025
908,498	17.50	December 1, 2025
623,303	51.25	December 1, 2025
157,832	125.00	December 1, 2025
4,407,962